Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Schedule of Income Tax Expense

Income tax expense in the consolidated statement of comprehensive income comprises:

	(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Current taxes
Domestic taxes	721	616	642
Foreign taxes	(12)	226	167
	709	842	809
Deferred taxes
Domestic taxes	(80)	(1)	3
Foreign taxes	28	(7)	(13)
	(52)	(8)	(10)
Income tax expense	657	834	799

Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before income taxes is summarized below:

	(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Profit before income taxes	3,143	2,974	2,851
Enacted tax rates in India	34.61%	34.61%	34.61%
Computed expected tax expense	1,088	1,029	987
Tax effect due to non-taxable income for Indian tax purposes	(321)	(295)	(268)
Overseas taxes	109	112	109
Tax provision (reversals)	(253)	(23)	(47)
Effect of differential overseas tax rates	8	10	1
Effect of exempt non-operating income	(10)	(10)	(13)
Effect of unrecognized deferred tax assets	29	14	9
Effect of non-deductible expenses	9	4	30
Branch profit tax (net of credits)	(32)	–	–
Subsidiary dividend distribution tax	27	–	–
Others	3	(7)	(9)
Income tax expense	657	834	799

Summary of Expiration of Unused Tax Losses	The following table provides details of expiration of unused tax losses:
Year	in USD millions
2019	14
2020	37
2021	12
2022	21
2023	39
Thereafter	174
Total	297

Summary of Income Tax Assets and Income Tax Liabilities

The following table provides the details of income tax assets and income tax liabilities as of March 31, 2018 and March 31, 2017:

	As of
	March 31, 2018	March 31, 2017
Income tax assets	931	881
Current income tax liabilities	(314)	(599)
Net current income tax assets / (liabilities) at the end	617	282

The gross movement in the current income tax asset / (liability) for fiscal 2018, 2017 and 2016 is as follows:

	(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Net current income tax asset / (liability) at the beginning	282	274	203
Translation differences	(8)	6	(12)
Income tax paid	1,059	843	892
Current income tax expense (Refer to Note 2.17)	(709)	(842)	(809)
Income tax on other comprehensive income	(2)	1	–
Reclassified under assets held for sale (refer note no 2.9)	(5)	–	–
Net current income tax asset / (liability) at the end	617	282	274

Summary of Movement in Gross Deferred Income Tax Assets and Liabilities

The movement in gross deferred income tax assets and liabilities (before set off) for fiscal 2018 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2017	Changes through profit and loss	Changes through OCI	Reclassified as Held for Sale	Translation difference	Carrying value as of March 31, 2018
Deferred income tax assets
Property, plant and equipment	21	12	–	–	–	33
Computer software	6	(6)	–	–	–	–
Accrued compensation to employees	9	(8)	–	–	1	2
Trade receivables	21	1	–	–	–	22
Compensated absences	58	–	–	–	(2)	56
Post sales client support	15	–	–	–	–	15
Derivative financial instruments	–	2	–	–	–	2
Intangibles	3	(3)	–	–	1	1
Credits related to branch profits	–	53	–	–	(1)	52
Others	22	(2)	–	(5)	3	18
	155	49	–	(5)	2	201
Deferred income tax liabilities
Intangible asset	(32)	13	–	13	–	(6)
Branch profit tax	(50)	(25)	–	–	(2)	(77)
Derivative financial instruments	(11)	11	–	–	–	–
Others	(11)	4	2	–	1	(4)
	(104)	3	2	13	(1)	(87)

The movement in gross deferred income tax assets and liabilities (before set off) for fiscal 2017 is as follows:

				(Dollars in millions)
	Carrying value as of April 1, 2016	Changes through profit and loss	Changes through OCI	Translation difference	Carrying value as of March 31, 2017
Deferred income tax assets
Property, plant and equipment	27	(6)	–	–	21
Computer software	8	(2)	–	–	6
Accrued compensation to employees	10	–	–	(1)	9
Trade receivables	13	8	–	–	21
Compensated absences	59	(3)	–	2	58
Post sales client support	12	3	–	–	15
Intangibles	1	2	–	–	3
Others	7	14	–	1	22
	137	16	–	2	155
Deferred income tax liabilities
Intangible asset	(38)	6	–	–	(32)
Branch profit tax	(51)	–	–	1	(50)
Derivative financial instruments	–	(11)	–	–	(11)
Others *	(6)	(3)	(1)	(1)	(11)
	(95)	(8)	(1)	–	(104)
*	included in others is the impact on adoption of IFRS 9 of $1 million

The movement in gross deferred income tax assets and liabilities (before set off) for fiscal 2016 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2015	Changes through profit and loss	Changes through OCI	Additions through Business Combinations	Translation difference	Carrying value as of March 31, 2016
Deferred income tax assets
Property, plant and equipment	38	(9)	–	–	(2)	27
Computer software	8	–	–	–	–	8
Accrued compensation to employees	8	3	–	–	(1)	10
Trade receivables	17	(4)	–	–	–	13
Compensated absences	48	14	–	–	(3)	59
Post sales client support	12	–	–	–	–	12
Intangibles	–	1	–	–	–	1
Others	5	3	–	–	(1)	7
	136	8	–	–	(7)	137
Deferred income tax liabilities
Intangible asset	(25)	7	–	(20)	–	(38)
Branch profit tax	(51)	–	–	–	–	(51)
Others	–	(5)	(1)	–	–	(6)
	(76)	2	(1)	(20)	–	(95)

	(Dollars in millions)
	As of
	March 31, 2018	March 31, 2017
Deferred income tax assets after set off	196	83
Deferred income tax liabilities after set off	(82)	(32)